Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Summary of expected useful lives

● Leasehold improvements	5 years
● Plant and machinery	5 years
● Furniture, fittings and equipment	5 years